Share-Based Compensation	12 Months Ended
Dec. 31, 2010
Share-Based Compensation [Abstract]
Share-Based Compensation

(16)	Share-Based Compensation

On December 28, 2006, the Company adopted the 2006 Stock Incentive Plan (the “Plan”). The Plan provides for both the granting of stock options and other stock-based awards such as restricted shares to key employees, directors and consultants of the Company. The Plan was subsequently amended by the Company’s board of directors and shareholders to increase the number of ordinary shares that the Company is authorized to issue. The amendment did not change any other provisions of 2006 Stock Incentive Plan. As of December 31, 2010, the Company is authorized to issue under the 2006 Stock Incentive Plan 12,745,438 shares. Among these shares, up to 2,715,243 shares may be issued for the purposes of granting awards of unvested shares and up to 10,030,195 shares may be issued for the purpose of granting stock option.

Restricted shares

On January 19, 2007, the Company’s board of directors granted 2,576,060 unvested shares for the benefit of 68 participants, consisting of 1,576,300 unvested shares granted to eight directors and officers of Yingli Green Energy and Tianwei Yingli and 999,760 unvested shares granted to 60 other employees of the Company. The unvested shares have been placed in a trust, which is controlled and managed by the Company. The shares vest with continued employment and ratably in 20% increments over a five-year period, beginning on January 19, 2008, the first anniversary following the award grant date. The unvested shares fully vest upon termination of service resulting from death or disability of the participant that is due to work-related reasons or upon a change of control in the Company. For a period of six months after any shares are vested, the Company has the option to purchase all or part of the vested shares at the then fair market value. Any vested shares that are not repurchased by the Company during the six-month period would be distributed to the participant.

Share-based compensation expense with respect to the unvested shares was measured based on the estimated fair value of the Company’s ordinary shares at the date of grant of US$4.96 and is recognized on a straight-line basis over the five-year period. The estimated fair value of the ordinary shares on the date of the above grant was determined by management with reference to the issuance price of the preferred shares since there was no existence of a public or active market of the Company’s ordinary shares and the preferred shares convert to ordinary shares on a one to one basis. Further, the estimated per ordinary share fair value of US$4.96 approximated the issuance price of the preferred shares of US$4.835 issued in December 2006 and January 2007, which was negotiated and agreed between the Company and a group of third party investors on an arm’s length basis.

In April, 2007, the Board of Directors of the Company approved the granting of 30,000 and 15,000 non-vested shares to one executive and one third-party consultant, respectively. Share-based compensation expense with respect to the unvested shares granted to the employee was measured based on the estimated stock issuance price of the Company’s IPO of US$11 at the date of grant and is recognized on a straight-line basis over the five-year period. The Company granted unvested shares to the consultant in exchange for certain services to be provided. The Company accounts for equity instrument issued to non-employee vendors in accordance with the provisions of FASB ASC Topic 505-50, Equity-based Payments to Non-employees (“ASC Topic 505-50”) under the fair value method. The measurement date of the fair value of the equity instrument issued is the date on which the consultant’s performance is completed. Prior to the measurement date, the equity instruments are measured at their then-current fair values at each of the reporting dates. Share-based expense recognized over the service period is adjusted to reflect changes in the fair value of the Company’s ordinary shares between the reporting periods up to the measurement date.

In February 2009, the Board of Directors of the Company approved the granting of 24,000 non-vested shares to two executives and two employees.

A summary of the non-vested restricted share activity for the years ended December 31, 2008, 2009 and 2010 is as follows:

		Grant Date
	Number of	Weighted Average
	Non-Vested Shares	Fair Value

Outstanding as of December 31, 2007	2,621,060	US$	5.22
Vested	(524,212)	US$	5.22
Outstanding as of December 31, 2008	2,096,848	US$	5.22
Granted	24,000	US$	3.89
Vested	(530,212)	US$	5.24
Forfeited	(31,344)	US$	9.59

Outstanding as of December 31, 2009	1,559,292	US$	5.10
Vested	(527,764)	US$	4.97
Outstanding as of December 31, 2010	1,031,528	US$	5.00

The total fair value of the restricted shares vested for the years ended December 31, 2008, 2009 and 2010 is US$2,736, US$2,778 and US$2,623, respectively.

The amount of compensation cost recognized for restricted shares for the years ended December 31, 2008, 2009 and 2010 is as follows:

	Year Ended December 31,
	2008	2009	2010
	RMB	RMB	RMB	US$

Cost of revenues	1,192	1,113	1,103	167
Selling expenses	747	724	717	109
General and administrative expenses	15,684	16,712	15,206	2,304
Research and development expenses	730	205	225	34

Total compensation cost recognized for restricted shares	18,353	18,754	17,251	2,614

Stock options

A summary of stock options activity for the years ended December 31, 2008, 2009 and 2010 is as follows:

				Weighted
		Weighted		Average
		Average		Remaining	Aggregate
	Number of	Exercise		Contractual	Intrinsic
	Stock Options	Price		Term	Value

Outstanding as of December 31, 2007	1,426,629	US$	14.42
Granted	2,979,584	US$	8.48
Exercised	—		—			—
Forfeited	(43,000)	US$	19.37

Outstanding as of December 31, 2008	4,363,213	US$	10.32

Granted	503,000	US$	6.65
Exercised	(159,417)	US$	4.16		(US$	1,857)
Forfeited	(147,557)	US$	7.16

Outstanding as of December 31, 2009	4,559,239	US$	10.23

Granted	426,500	US$	11.63
Exercised	(139,200)	US$	4.28		(US$	780)
Forfeited	(33,652)	US$	3.18

Outstanding as of December 31, 2010	4,812,887	US$	10.58	7.63 years	US$	17,122

Vested and expected to vest as of December 31, 2010	4,812,887	US$	10.58	7.63 years	US$	17,122

Exercisable as of December 31, 2010	2,789,926	US$	10.30	7.34 years	US$	11,283

The weighted average option fair value of US$7.12 per share or an aggregate of US$31,080 on the date of grant during the year ended December 31, 2008, the weighted average option fair value of US$6.87 per share or an aggregate of US$32,419 on the date of grant during the year ended December 31, 2009 and the weighted average option fair value of US$6.96 per share or an aggregate of US$35,568 on the date of grant during the year ended December 31, 2010 were determined based on the Black-Scholes option pricing model, using the following weighted average assumptions :

	Year Ended December 31,
	2008		2009		2010

Expected volatility		67%		73%		73%
Expected dividends yield		0%		0%		0%
Expected term		6.19 years		5.96 years		6.20 years
Risk-free interest rate (per annum)		4.34%		3.58%		2.10%
Estimated fair value of underlying ordinary shares (per share)	US$	8.48	US$	4.51	US$	7.70

The weighted average expected volatility was based on the average volatility of several listed comparable companies in the solar product manufactory industry. Since the Company did not have a sufficient trading history at the time the options were issued, the Company estimated the potential volatility of its ordinary share price by referring to the latest six year average volatility of these comparable companies because management believes that the average volatility of such companies was a reasonable benchmark to use in estimating the expected volatility of the Company’s ordinary shares.

The total fair value of the stock options vested for the years ended December 31, 2008, 2009 and 2010 is US$3,889, and US$7,628 and US$7,834, respectively.

The Company accounts for stock options in accordance with ASC Topic 718, by recognizing compensation cost based on the grant-date fair value over the period during which an employee is required to provide service in exchange for the award. No income tax benefit was recognized in the statements of operations for these share options as such compensation expenses are not deductible for PRC tax purposes. The amount of compensation cost recognized for stock options for the years ended December 31, 2008, 2009 and 2010 is as follows:

	Year Ended December 31,
	2008	2009	2010
	RMB	RMB	RMB	US$

Cost of revenues	1,448	2,562	3,236	490
Selling expenses	7,807	8,839	9,672	1,465
General and administrative expenses	30,874	44,157	42,152	6,386
Research and development expenses	2,071	1,715	2,442	370

Total compensation cost recognized for stock options	42,200	57,273	57,502	8,711

As of December 31, 2010, US$14,253 of unrecognized compensation expense related to stock options and unvested shares are expected to be recognized over a weighted average period of approximately 1.74 years.